Stockholders' Equity (Deficit) (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares					6 Months Ended	12 Months Ended
	Jun. 13, 2022	Jun. 09, 2022	May 26, 2022	Mar. 25, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Stockholders Equity Note Warrants Or Rights Abstract
Outstanding, Shares					33,290,673	29,820,000	0	1,800,000
Outstanding, Weighted-average exercise price					$ 0.615	$ 0.625	$ 0	$ 0.00858
Granted, Shares	200,000	364,176	84,412	6,300,000	3,470,673	29,820,000	6,582,382
Granted, Weighted-average exercise price					$ 0.526	$ 0.625	$ 0.00858
Exercised, Shares					0	0	(8,382,382)
Exercised, Weighted-average exercise price					$ 0	$ 0	$ 0.0561